Vanguard® Long-Term Treasury Index Fund
Schedule of Investments (unaudited)
As of November 30, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (99.6%)
U.S. Government Securities (99.6%)
United States Treasury Note/Bond	6.250%	5/15/30	11,047	16,571
United States Treasury Note/Bond	0.875%	11/15/30	12,510	12,537
United States Treasury Note/Bond	5.375%	2/15/31	3,660	5,294
United States Treasury Note/Bond	4.500%	2/15/36	41,717	61,897
United States Treasury Note/Bond	4.750%	2/15/37	12,055	18,580
United States Treasury Note/Bond	5.000%	5/15/37	1,820	2,884
United States Treasury Note/Bond	4.375%	2/15/38	13,820	20,780
United States Treasury Note/Bond	4.500%	5/15/38	15,881	24,266
United States Treasury Note/Bond	3.500%	2/15/39	44,310	60,892
United States Treasury Note/Bond	4.250%	5/15/39	26,667	40,038
United States Treasury Note/Bond	4.500%	8/15/39	24,709	38,244
United States Treasury Note/Bond	4.375%	11/15/39	47,194	72,221
United States Treasury Note/Bond	4.625%	2/15/40	46,389	73,193
United States Treasury Note/Bond	1.125%	5/15/40	153,895	147,859
United States Treasury Note/Bond	4.375%	5/15/40	36,087	55,484
United States Treasury Note/Bond	1.125%	8/15/40	187,780	179,975
United States Treasury Note/Bond	3.875%	8/15/40	39,227	56,916
United States Treasury Note/Bond	1.375%	11/15/40	61,700	61,729
United States Treasury Note/Bond	4.250%	11/15/40	33,466	50,921
United States Treasury Note/Bond	4.750%	2/15/41	36,018	58,259
United States Treasury Note/Bond	4.375%	5/15/41	36,433	56,534
United States Treasury Note/Bond	3.750%	8/15/41	45,032	64,747
United States Treasury Note/Bond	3.125%	11/15/41	40,644	53,803
United States Treasury Note/Bond	3.125%	2/15/42	43,354	57,525
United States Treasury Note/Bond	3.000%	5/15/42	33,768	43,962
United States Treasury Note/Bond	2.750%	8/15/42	49,983	62,706
United States Treasury Note/Bond	2.750%	11/15/42	72,917	91,419
United States Treasury Note/Bond	3.125%	2/15/43	64,524	85,676
United States Treasury Note/Bond	2.875%	5/15/43	103,182	131,977
United States Treasury Note/Bond	3.625%	8/15/43	76,294	109,029
United States Treasury Note/Bond	3.750%	11/15/43	81,171	118,205
United States Treasury Note/Bond	3.625%	2/15/44	99,330	142,337
United States Treasury Note/Bond	3.375%	5/15/44	35,338	48,916
United States Treasury Note/Bond	3.125%	8/15/44	97,591	130,208
United States Treasury Note/Bond	3.000%	11/15/44	88,608	116,021
United States Treasury Note/Bond	2.500%	2/15/45	106,388	128,331
United States Treasury Note/Bond	3.000%	5/15/45	87,294	114,559
United States Treasury Note/Bond	2.875%	8/15/45	55,057	70,860
United States Treasury Note/Bond	3.000%	11/15/45	43,969	57,860
United States Treasury Note/Bond	2.500%	2/15/46	90,607	109,549
United States Treasury Note/Bond	2.500%	5/15/46	92,737	112,168

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	2.250%	8/15/46	105,731	122,169
	United States Treasury Note/Bond	2.875%	11/15/46	94,508	122,241
	United States Treasury Note/Bond	3.000%	2/15/47	88,151	116,676
	United States Treasury Note/Bond	3.000%	5/15/47	105,283	139,534
	United States Treasury Note/Bond	2.750%	8/15/47	89,895	114,138
	United States Treasury Note/Bond	2.750%	11/15/47	112,640	143,193
	United States Treasury Note/Bond	3.000%	2/15/48	111,012	147,559
	United States Treasury Note/Bond	3.125%	5/15/48	116,697	158,671
	United States Treasury Note/Bond	3.000%	8/15/48	111,287	148,290
	United States Treasury Note/Bond	3.375%	11/15/48	108,457	154,348
	United States Treasury Note/Bond	3.000%	2/15/49	124,144	165,887
	United States Treasury Note/Bond	2.875%	5/15/49	90,165	117,933
	United States Treasury Note/Bond	2.250%	8/15/49	140,085	162,564
	United States Treasury Note/Bond	2.375%	11/15/49	164,501	195,988
	United States Treasury Note/Bond	2.000%	2/15/50	207,582	228,730
	United States Treasury Note/Bond	1.250%	5/15/50	178,918	164,745
	United States Treasury Note/Bond	1.375%	8/15/50	178,059	169,156
	United States Treasury Note/Bond	1.625%	11/15/50	53,405	53,981
Total U.S. Government and Agency Obligations (Cost $5,158,519)					5,590,735
				Shares
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[1]	Vanguard Market Liquidity Fund (Cost $31,142)	0.109%		311,422	31,142
Total Investments (100.1%) (Cost $5,189,661)					5,621,877
Other Assets and Liabilities—Net (-0.1%)					(7,441)
Net Assets (100%)					5,614,436
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability). The fund had no open futures contracts at November 30, 2020.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of November 30, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	5,590,735	—	5,590,735
Temporary Cash Investments	31,142	—	—	31,142
Total	31,142	5,590,735	—	5,621,877